Commitments, Contingencies, Risks and Uncertainties (Details)	Jul. 31, 2015 USD ($)
Year ending July 31, 2016	$ 343,551
Year ending July 31, 2017	343,551
Year ending July 31, 2018	343,551
Year ending July 31, 2019	343,551
After 2019	5,839,800
Total	$ 7,214,004